UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fnd, Inc.
(exact name of registrant as specified in charter)

110 16th Street, Suite 1400
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period:April 30, 2005


Robert Brody
110 16th Street, Suite 1400
Denver, CO 80202
(Name and Address of Agent for Service)

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ITEM 1 - Schedule of Investments

American Growth Fund
April 30, 2005
(unaudited)

                                             			Market
Common Stocks 98.50%				Shares          Value


Computer & Peripherals - 24.76%
	Hewlett					217,977		4,461,989
	Cisco*					80,000 		1,382,400
	EMC corp.*				70,000 		  918,400
						-------------------------
								6,762,789

Semiconductor - 23.59%
	Intel Corp.				120,000 	2,822,400
	Motorola Inc				105,000 	1,610,700
	Texas Instruments Inc.			46,000 		1,148,160
	Integrated Device Tech*			60,000 		  642,000
	Freescale Semicondictor Inc. Class B*	11,593 		  218,644
						-------------------------
								6,441,904

Biotechnology - 14.50%
	Amgen Inc.*				68,000 		3,958,280
						-------------------------
								3,958,280

Semiconductor Cap. Equip. - 6.58%
	Novellus Systems Inc.*			40,000 		  937,200
	Applied Materials Inc.*			40,000 		  594,800
	Teradyne Inc.*				24,000 		  264,480
						-------------------------
								1,796,480

Drug - 5.63%
	Cephalon Inc.*				28,500 		1,251,150
	Biogen Idec  Inc.*			7,900 		  286,296
						-------------------------
								1,537,446

Entertainment - 3.69%
	TIME WARNER, INC.*			60,000 		1,008,600
						-------------------------
								1,008,600

Insurance Industry - 3.60%
	AXA ADS.				39,824 		  984,449
						-------------------------
								  984,449

Electronics - 3.30%
	Symbol Technologies Inc.		67,500 		  902,475
						-------------------------
								  902,475

Bank - 3.25%
	JP Morgan chase & Co.			25,000 		  887,250
						-------------------------
								  887,250

Internet - 2.91%
	Verisign Inc.*				30,000 		  793,800
						-------------------------
								  793,800

Computer Software & Svcs - 2.71%
	Fair, Isaac Corp.			22,500 		  739,800
						-------------------------
								  739,800

Medical Supplies - 2.03%
	Cardinal Health Inc.			10,000 		  555,700
						-------------------------
								  555,700

Wireless Networking Industry - 1.95%
	Network Appliance*			20,000 		  532,600
						-------------------------
								  532,600





Total Value Common Stocks (cost $52,488,411)	 98.50%	       26,901,573
Cash and Receivable, Less Liabilities		  1.50%		  409,302
						-------------------------
Net Assets 					100.00%	       27,310,875
                                                =========================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on Investment securities		2,336,114
Gross Unrealized depreciation on Investment securities	      (27,922,952)
Net Unrealized depreciation on Investment securities	      (25,586,838)
Cost of invesment securities for federal income
tax purposes						        52,488,411

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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	September 25, 2006

	By /s/ Timothy E. Taggart
	Treasurer and CCO
	September 25, 2006